Geopolitical Conflicts	12 Months Ended
Mar. 31, 2026
Geopolitical Conflicts [Abstract]
Geopolitical Conflicts
3
3
.
Geopolitical Conflicts

The Company considered the uncertainties relating to ongoing geopolitical instability and armed conflicts and hostilities (including in Russia, Ukraine and the Middle East) in assessing the recoverability of receivables, goodwill, intangible assets, investments and other assets. The outcome of the conflict is difficult to predict, and any of them could have an adverse impact on the macroeconomic environment. Management has considered all potential impacts of these conflicts including adherence to global sanctions and other restrictive measures against Russia and any retaliatory actions taken by Russia, as well as disruptions in global trade routes and transportation infrastructure arising from ongoing conflicts in the Middle East. For this purpose, the Company considered internal and external sources of information up to the date of approval of these consolidated financial statements
(i.e.,
M
ay

29
, 2026)
.

Based on its judgments, estimates and assumptions, the Company expects to fully recover the carrying amount of receivables, inventory, goodwill, intangible assets, investments and other assets. Accordingly, during the year ended March 31, 2026, the impact of such instability, conflicts and disruptions on the Company’s operations and financial condition was not material. The Company will continue to closely monitor any material changes to future geopolitical and economic conditions.